Remuneration and other benefits paid to the Bank's directors and senior managers - Share-based Variable Remuneration - Post-employment - former directors and executive vice presidents (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	€ 260,000	€ 20,000
Period provision for pension and similar obligations	88,000	81,000	€ 96,000
Provisions	14,489,000	14,459,000	€ 14,494,000	€ 15,376,000
Former directors of the bank
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	26,200	7,300
Period provision for pension and similar obligations	500	300
Former directors of the bank | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	81,800	96,800
Former executive vice presidents
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	17,700	134,700
Period provision for pension and similar obligations	5,600	500
Former executive vice presidents | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	175,800	171,000
Former Members of Bank
Remuneration of key personnel
Contribution to insurance policies	500	660
Former Managing Directors
Remuneration of key personnel
Contribution to insurance policies	€ 5,500	€ 6,600